Variable Interest Entity (“VIE”) (Tables)	12 Months Ended
Dec. 31, 2025
Variable Interest Entity (“VIE”) [Abstract]
Schedule of Condensed Balance Sheet

The carrying amount of the VIE’s consolidated assets and liabilities are as follows:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
Current assets	44,242,131	85,753,334	12,200,281
Property and equipment, net	125,356,649	72,658,575	10,337,266
Other noncurrent assets	10,132,185	10,132,185	1,441,524
Total assets	179,730,965	168,544,094	23,979,071
Total liabilities	(616,896,870)	(614,510,596)	(87,427,526)
Net assets	(437,165,905)	(445,966,502)	(63,448,455)

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
Current liabilities:
Accounts payable	9,252,203	7,831,313	1,114,175
Deferred revenues	204,494	135,467	19,273
Other payables and accrued liabilities	18,773,301	7,382,729	1,050,354
Taxes payable	8,970,615	5,799,588	825,118
Intercompany payable*	557,091,375	561,017,190	79,816,923
Total current liabilities	594,291,988	582,166,287	82,825,843
Non-current shareholder loan	22,604,882	32,344,309	4,601,683
Total liabilities	616,896,870	614,510,596	87,427,526

*	Intercompany balances will be eliminated upon consolidation.

Schedule of Condensed Income Statement

The summarized operating results of the VIE’s are as follows:

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Operating revenues	2,779,482	437,235	200,092	28,467
Gross (loss) profit	(210,922)	154,316	143,891	20,472
Loss from operations	(285,922,484)	(41,055,473)	(17,710,713)	(2,519,735)
Net loss	(286,436,377)	(36,977,304)	(8,970,888)	(1,276,304)

Schedule of Condensed Cash Flow Statement

The summarized statements of cash flow of the VIE’s are as follows:

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Net cash (used in) provided by operating activities	(117,520,675)	13,499,029	(3,489,755)	(496,494)
Net cash used in investing activities	(67,043,921)	-	-	-
Net cash provided by (used in) financing activities	180,502,179	(13,386,463)	9,739,427	1,385,646
Effect of exchange rate on cash and cash equivalents	90,793	32,560	-	-
Net (decrease)/increase in cash and cash equivalents	(3,971,624)	145,126	6,249,672	889,152
Cash and cash equivalents, beginning of year	6,072,875	2,101,251	2,246,377	319,596
Cash and cash equivalents	2,101,251	2,246,377	8,496,049	1,208,748

Schedule of Cash, Cash Equivalents

The following table provides a reconciliation of cash and cash equivalents reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Cash and cash equivalents	2,101,251	2,246,377	8,496,049	1,208,748
Total cash and cash equivalents	2,101,251	2,246,377	8,496,049	1,208,748